Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS
13.	FINANCIAL INSTRUMENTS

The carrying amounts of each of the categories of financial instruments as at the end of the reporting period are as follows:

Financial assets

	June 30, 2026	December 31, 2025
	US$	US$
Financial asset designated at fair value through other comprehensive income	473,000	544,000
Financial assets at amortized costs	44,971,381	50,811,553
	45,444,381	51,355,553

Financial liabilities

	June 30, 2026	December 31, 2025
	US$	US$
Financial liabilities at fair value through profit or loss	1,182,734	1,130,168
Financial liabilities at amortized costs	28,391,220	31,985,951
	29,573,954	33,116,119

30.	FINANCIAL INSTRUMENTS

(a)	Categories of financial instruments

Financial assets

	2025	2024
	US$	US$
Financial asset designated at fair value through other comprehensive income	544,000	600,000
Financial assets at amortized costs	50,811,553	56,884,196
	51,355,553	57,484,196

Financial liabilities

	2025	2024
	US$	US$
Financial liabilities at fair value through profit or loss	1,130,168	1,392,997
Financial liabilities at amortized costs	31,985,951	27,403,211
	33,116,119	28,796,208

(b)	Financial risk management objectives and policies

The Group’s financial instruments include non-current financial asset, accounts receivables, deposits, pledged bank deposits, cash and cash equivalents, accounts and other payable, warrant liabilities and lease liabilities.

Details of these financial instruments are disclosed in the respective notes. The risks associated with these financial instruments include market risks (currency risk), credit risk and liquidity risk. The policies on how to mitigate these risks are set out below. The management manages and monitors these exposures to ensure appropriate measures are implemented on a timely and effective manner.

Foreign currency risk

The Group operates across Asia and is exposed to foreign exchange risk arising from foreign currency transactions. The Group’s operating units may have financial instruments denominated in currencies other than their respective functional currencies. They are therefore exposed to foreign currency risk, as the value of the financial instruments denominated in other currencies will fluctuate due to changes in exchange rates. The Group does not hedge foreign currency exposures.

The Group’s senior management monitors and manages the Group’s foreign currency risk exposure position on an ongoing basis, and considers hedging significant foreign currency exposure should the need arise.

Sensitivity analysis

The following table demonstrates the sensitivity at the end of the reporting period to a 3% change in the Singapore dollar (“SGD”), Taiwan dollar (“TWD”), Malaysian Ringgit (“MYR”), Philippines Peso (“PHP”), Thailand baht (“THB”) and Indonesian Rupiah (“IDR”) exchange rates, with all other variables held constant, of the Group’s loss before tax. These rates are the sensitivity rates used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items (including intragroup balances) and adjusts their translation at the year end for a change in foreign currency rates. As HK$ is pegged to US$, the directors of the Company anticipate that there will be no significant movements in the US$/HK$ exchange rates and the exposure on US$ will not be material.

	2025		2024
	Increase/	Increase/	Increase/	Increase/
	(decrease) in	(decrease)	(decrease) in	(decrease)
	foreign	in loss	foreign	in loss
	exchange rate	after tax	exchange rate	after tax
		US$		US$
SGD	3%	(3,286,806)	3%	(1,527,154)
	(3)%	3,286,806	(3)%	1,527,154
TWD	3%	(525,420)	3%	(500,404)
	(3)%	525,420	(3)%	500,404
MYR	3%	(409,381)	3%	(196,365)
	(3)%	409,381	(3)%	196,365
PHP	3%	(614,130)	3%	(635,994)
	(3)%	614,130	(3)%	635,994
THB	3%	(331,282)	3%	(328,388)
	(3)%	331,282	(3)%	328,388
IDR	3%	(182,744)	3%	(183,444)
	(3)%	182,744	(3)%	183,444

Credit risk

The Group trades mainly with recognized and creditworthy third parties. Customers who wish to trade on credit terms are normally subject to credit verification procedures. In addition, receivable balances are monitored on an ongoing basis.

Maximum exposure and year-end staging

The tables below show the credit quality and the maximum exposure to credit risk based on the Group’s credit policy, which is mainly based on past due information unless other information is available without undue cost or effort, and year-end staging classification as at December 31. The amounts presented are gross carrying amounts for financial assets.

	12-month ECLs	Lifetime ECLs
				Simplified
	Stage 1	Stage 2	Stage 3	approach	Total
	US$	US$	US$	US$	US$
December 31, 2025
Accounts receivable*	-	-	-	18,864,241	18,864,241
Contract assets*	-	-	-	17,898,042	17,898,042
Financial assets included in deposits and other receivables
- Normal**	695,539	-	-	-	695,539
Pledged bank deposits
- Low	185,146	-	-	-	185,146
Cash and cash equivalents
- Low	31,185,296	-	-	-	31,185,296
	32,065,981	-	-	36,762,283	68,828,264
December 31, 2024
Accounts receivable*	-	-	-	13,644,371	13,644,371
Contract assets*	-	-	-	11,825,444	11,825,444
Financial assets included in deposits and other receivables
- Normal**	639,444	-	-	-	639,444
Pledged bank deposits
- Low	185,336	-	-	-	185,336
Cash and cash equivalents
- Low	42,521,520	-	-	-	42,521,520
	43,346,300	-	-	25,469,815	68,816,115

*	For accounts receivable and contract assets to which the Group applies the simplified approach for impairment, information is disclosed in notes 14 and 15 to the financial statements.

**	The credit quality of financial assets included in deposits and other receivables is considered to be “normal” when it is not past due and there is no information indicating that the financials had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be “doubtful”.

Liquidity risk

In the management of the liquidity risk, the Group monitors and maintains a level of cash and cash equivalents as well as undrawn banking facilities deemed adequate by the directors of the Company to finance the Group’s operations and mitigate the effects of fluctuations in cash flows.

The following table details the Group’s remaining contractual maturity for its financial liabilities. The tables have been drawn up based on the undiscounted cashflows of financial liabilities based on the earliest date on which the Group can be required to pay. The table includes both interest and principal cash flows.

	Weighted
	average
	interest	Less than	1 - 5	Undiscounted	Carrying
	rate	1 year	years	cash flows	amount
	%	US$	US$	US$	US$
As at December 31, 2025
Account and other payables	-	31,985,951	-	31,985,951	31,985,951
Lease liabilities	6.04	735,426	252,658	988,084	941,964
		32,721,377	252,658	32,974,035	32,927,915

	Weighted
	average
	interest	Less than	1 - 5	Undiscounted	Carrying
	rate	1 year	years	cash flows	amount
	%	US$	US$	US$	US$
As at December 31, 2024
Account and other payables	-	27,403,211	-	27,403,211	27,403,211
Lease liabilities	5.89	469,930	304,338	774,268	735,550
		27,873,141	304,338	28,177,479	28,438,761